Consolidated Statements of Cash Flows - Parenthetical - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortization of operating right-of-use assets	[1]	$ 8,289	$ 10,364
Inventories	[2]	(8,090)	(1,947)	$ (10,260)
Accounts payable	[3]	20,067	14,077	21,679
Operating lease liabilities	[4]	(7,754)	(10,485)
Related Party
Amortization of operating right-of-use assets		2,146	2,059
Inventories		(7,688)	(1,850)	(11,848)
Accounts payable		18,744	13,314	$ 23,309
Operating lease liabilities		$ (2,381)	$ (1,995)

[1]	Includes related party amortization of operating right-of-use assets of $2,146 and $2,059 for the years ended December 31, 2023 and 2022, respectively.
[2]	Includes changes in related party balances of ($7,688), $(1,850), and $(11,848) for the years ended December 31, 2023, 2022, and 2021, respectively.
[3]	Includes changes in related party balances of $18,744, $13,314, and $23,309 for the years ended December 31, 2023, 2022, and 2021, respectively.
[4]	Includes changes in related party balances of ($2,381) and ($1,995) for the years ended December 31, 2023 and 2022, respectively.